Significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant non-cash activities [Abstract]
Debt-equity swap	₩ 28,759	₩ 32,530	₩ 32,229
Transfers from construction-in-progress to property and equipment	6,319	14,285	15,405
Transfers between property and equipment and investment property	28,199	91,782	10,898
Transfers between assets held for sale to property and equipment	80	5,336	411
Transfers between investment property and assets held for sale	₩ 0	₩ 6,306	₩ 2,200